Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2015	$156,874	$5,429	$162,303
2016	127,385	3,264	130,649
2017	20,311	613	20,924
Total	$304,570	$9,306	$313,876